Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 item	Sep. 30, 2012 item	Jun. 30, 2012 item	Mar. 31, 2012 item	Dec. 31, 2011 item	Sep. 30, 2011 item	Jun. 30, 2011 item	Mar. 31, 2011 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Total Revenues	$ 1,062,156	$ 1,076,506	$ 1,141,872	$ 1,134,318	$ 1,151,544	$ 1,109,465	$ 1,123,153	$ 1,125,532	$ 1,168,513	$ 4,504,240	$ 4,526,663	$ 4,798,880
Pre-tax Income (Loss)	64,793	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	371,091	(1,033,979)	(764,636)
Net Income (Loss)	49,616	70,656	17,592	223,065	99,009	12,476	(879,541)	73,780	69,384	410,322	(723,901)	(495,668)
Impairment Charges and Fair Value Adjustments	$ 46,202	$ 1,700	$ 97,100	$ 75,100	$ 18,515	$ 57,300	$ 1,525,300	$ 43,800	$ 111,100	$ 192,362	$ 1,737,508	$ 1,663,189
Aircraft Impaired or Adjusted		3	20	8	4	7	97	7	19